Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
An analysis of income from continuing operations before income taxes and interest in earnings of associates by location of the taxing jurisdiction is as follows:

	Years ended December 31,
	2012	2011	2010
	(millions)
Ireland	$(47)	$(39)	$3
US	(615)	(25)	84
UK	25	(58)	183
Other jurisdictions	300	361	317
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$(337)	$239	$587

Provision for income taxes by location of the taxing jurisdiction
The provision for income taxes by location of the taxing jurisdiction consisted of the following:

	Years ended December 31,
	2012	2011	2010
	(millions)
Current income taxes:
Irish corporation tax	$—	$—	$1
US federal tax	—	—	(30)
US state and local taxes	1	1	—
UK corporation tax	(2)	(33)	54
Other jurisdictions	41	42	41
Total current taxes	40	10	66
Non-current taxes:
US federal tax	3	5	(3)
US state and local taxes	—	—	(3)
UK corporation tax	4	(4)	—
Other jurisdictions	—	4	3
Total non-current taxes	7	5	(3)
Deferred taxes:
US federal tax	(44)	(6)	57
US state and local taxes	(41)	1	9
Effect of additional US valuation allowance	113	—	—
UK corporation tax	27	20	3
Other jurisdictions	(1)	2	8
Total deferred taxes	54	17	77
Total income taxes	$101	$32	$140

Reconciliation between US federal income taxes at the statutory rate and the Company's provision for income taxes on continuing operations
The reconciliation between US federal income taxes at the statutory rate and the Company’s provision for income taxes on continuing operations is as follows:

	Years ended December 31,
	2012	2011	2010
	(millions, except percentages)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$(337)	$239	$587
US federal statutory income tax rate	35%	35%	35%
Income tax expense at US federal tax rate	(118)	84	205
Adjustments to derive effective rate:
Non-deductible expenditure	15	15	7
Movement in provision for non-current taxes	6	3	(3)
Impairment of non-qualifying goodwill	137	—	—
Impact of change in tax rate on deferred tax balances	(3)	(3)	(4)
Adjustment in respect of prior periods	6	(13)	(22)
Non-deductible Venezuelan foreign exchange loss	—	—	4
Non-taxable profit on disposal of Gras Savoye	—	—	1
Effect of foreign exchange and other differences	2	1	11
Changes in valuation allowances applied to deferred tax assets	114	5	—
Net tax effect of intra-group items	(31)	(31)	(26)
Tax differentials of foreign earnings:
UK earnings	(3)	6	(13)
Other jurisdictions and US state taxes	(24)	(35)	(20)
Provision for income taxes	$101	$32	$140

Significant components of deferred income tax assets and liabilities and their balance sheet classifications
The significant components of deferred income tax assets and liabilities and their balance sheet classifications are as follows:

	December 31,
	2012	2011
	(millions)
Deferred tax assets:
Accrued expenses not currently deductible	$120	$116
US state net operating losses	64	56
US federal net operating losses	28	23
UK net operating losses	—	1
Other net operating losses	8	7
UK capital losses	42	45
Accrued retirement benefits	101	105
Deferred compensation	48	45
Stock options	40	34
Gross deferred tax assets	451	432
Less: valuation allowance	(221)	(102)
Net deferred tax assets	$230	$330
Deferred tax liabilities:
Cost of intangible assets, net of related amortization	$118	$149
Cost of tangible assets, net of related amortization	51	42
Prepaid retirement benefits	35	36
Accrued revenue not currently taxable	29	26
Cash retention award	2	63
Tax-leasing transactions	1	2
Financial derivative transactions	2	4
Deferred tax liabilities	238	322
Net deferred tax (liability) asset	$(8)	$8

	December 31,
	2012	2011
	(millions)
Balance sheet classifications:
Current:
Deferred tax assets	$13	$44
Deferred tax liabilities	(21)	(26)
Net current deferred tax assets	(8)	18
Non-current:
Deferred tax assets	18	22
Deferred tax liabilities	(18)	(32)
Net non-current deferred tax liabilities	—	(10)
Net deferred tax (liability) asset	$(8)	$8

Summary valuation allowances

	Balance at beginning of year	Additions/ (releases) charged to costs and expenses	Other movements	Foreign exchange differences	Balance at end of year
Description
	(millions)
Year Ended December 31, 2012
Deferred tax valuation allowance	102	110	12	(3)	221
Year Ended December 31, 2011
Deferred tax valuation allowance	87	—	15	—	102
Year Ended December 31, 2010
Deferred tax valuation allowance	92	—	(4)	(1)	87

Reconciliation of the beginning and ending amounts of unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2012	2011	2010
	(millions)
Balance at January 1	$16	$13	$17
Reductions due to a lapse of the applicable statute of limitation	(3)	—	(7)
Increases for positions taken in current period	8	—	—
Increases for positions taken in prior periods	16	—	—
Other movements	—	3	3
Balance at December 31	$37	$16	$13

Components Of Tax Charge Table [Text Block]
The tables below reflect the components of the three and six months ended June 30, 2013 and 2012 tax charge:

	Income before tax	Tax	Effective tax rate
	(millions, except percentages)
Three months ended June 30, 2013
Non-US ordinary income taxed at estimated annual effective tax rate	$123	$(26)	21%
US ordinary income and tax charge	16	(3)	19%
As reported	$139	$(29)	21%
Three months ended June 30, 2012
Ordinary income taxed at estimated annual effective tax rate	$146	$(36)	25%
As reported	$146	$(36)	25%

	Income before tax	Tax	Effective tax rate
	(millions, except percentages)
Six months ended June 30, 2013
Non-US ordinary income taxed at estimated annual effective tax rate	$341	$(71)	21%
US ordinary income and tax charge	54	(6)	11%
As reported	$395	$(77)	19%
Six months ended June 30, 2012
Ordinary income taxed at estimated annual effective tax rate	$443	$(109)	25%
Items where tax effect is treated discretely:
Write-off of uncollectible accounts receivable balance in North America	(12)	5	41%
As reported	$431	$(104)	24%